INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAXES
Schedule of reconciliation of the statutory income tax rate to company's effective tax rate

A reconciliation of the statutory income tax rate to the Company’s effective tax rate consist of the following:

	For the Years Ended December 31,
	2020	2019
Statutory United Kingdom income tax rate	19.0%	19.0%
Permanent items	(1.9)%	(8.1)%
Change in valuation allowance	(9.4)%	(9.8)%
Loss on conversion of note and associated interest	(8.4)%	—%
Other	0.7%	(1.1)%
Effective tax rate	—%	—%

Schedule of components of income tax provision/(benefit)	The components of income tax provision/(benefit) are as follows:

December 31,
	2020	2019
United Kingdom:
Current	$—	$—
Deferred	—	—
Total	$—	$—

Schedule of deferred tax assets and liabilies

The temporary differences that give rise to deferred tax assets and liabilities are as follows:

	December 31,
	2020	2019
Deferred tax assets/(liabilities):
Net operating loss carryforwards	$3,931,205	$3,037,860
Convertible notes payable discount and embedded derivative	—	(1,467,229)
Property plant and equipment	(128,898)	(125,525)
Other	13,597	8,237
	3,815,904	1,453,343
Valuation allowance	(3,815,904)	(1,453,343)
Deferred tax assets, net of allowance	$—	$—